INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of inventory properties

AS AT DEC. 31 (MILLIONS)	2022	2021
Residential properties under development	$1,558	$2,135
Land held for development	1,895	1,802
Completed residential properties	2,342	1,869
Industrial products	2,911	3,113
Other[1]	4,137	2,496
Total	$12,843	$11,415

Schedule of current and non-current balances of inventory	The current and non-current balances of inventory are as follows:

AS AT DEC. 31 (MILLIONS)	2022	2021
Current	$9,108	$8,557
Non-current	3,735	2,858
Total	$12,843	$11,415